INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 5	-	INCOME TAXES:

US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 35%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

The income of the company's Israeli subsidiary is taxed through 2010 at the rate of 25%. In July 2009, an amendment to the Income Tax Ordinance (No. 171) was passed by the "Knesset" (Israeli parliament), according to which the corporate tax rate is to be progressively reduced to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax bases of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of September 30 2011 and 2010 is as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forward	$386	$225
Valuation allowance	(386)	(225)
	$0	$0

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.

U.S dollars
in thousands
Valuation allowance, September 30, 2010	$225
Increase	161
Valuation allowance, September 30, 2011	$386

Carry forward losses of the Israeli subsidiary are approximately $643 thousand at September 30, 2011.